Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table summarizes information related to the computation of basic and diluted earnings per Share for the years indicated:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (In thousands, except per share data)
Net income attributable to Shares	21,986	18,731	13,962

Weighted average number of Shares
outstanding used in basic earnings per
Share calculation	37,626	36,190	35,441

Add assumed exercise of outstanding dilutive
potential Shares	806	557	523

Weighted average number of Shares
Outstanding used in diluted earnings per
Share calculation	38,432	36,747	35,964

Basic income from continuing operations per Share	0.55	0.52	0.05

Basic income from discontinued operations per Share	0.03	-	0.35
Basic net income per Share	0.58	0.52	0.40
Diluted income from continuing operations per Share	0.54	0.51	0.05
Diluted income from discontinued operations per Share	0.03	-	0.34
Diluted net income per Share	0.57	0.51	0.39

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	-	-	-